Offerings	Jun. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $0.001 par value
Amount Registered | shares	1,961,150
Proposed Maximum Offering Price per Unit	25.74
Maximum Aggregate Offering Price	$ 50,480,001.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,971.29
Offering Note	The Maximum Aggregate Offering Price is estimated solely for the purpose of determining the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights to Purchase Common Shares of Beneficial Interest
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase common shares of beneficial interest, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $0.001 par value
Amount Registered | shares	38,850
Proposed Maximum Offering Price per Unit	25.74
Maximum Aggregate Offering Price	$ 999,999.00
Amount of Registration Fee	$ 138.10
Offering Note	(3) This Maximum Aggregate Offering Price was originally registered under Rule 457(o) and is now converted to Rule 457(a). (4) The Registrant previously paid $138.10 in connection with the filing of the Registrant's Registration Statement on Form N-2 (File No. 333-294651) with the Securities and Exchange Commission on March 26, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act. See note (3) above.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Rights to Purchase Common Shares of Beneficial Interest
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received by the Registrant. Any shares issued pursuant to an offering of rights to purchase common shares of beneficial interest, including any shares issued pursuant to an over-subscription privilege or a secondary over-subscription privilege, will be shares registered under this Registration Statement.